Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	$ 1,001	$ (91)
Cumulative effect of change in accounting principle		(129)
Net change	(289)	981
Ending Balance	712	761
Accumulated other comprehensive income/(loss) (Numeric) [Abstract]
After-tax unrealized losses not related to credit on debt securities	(65)	(193)	(81)	(226)
After-tax gains/(losses) on foreign currency translation	262	(170)
After-tax gains/(losses) on hedges	(238)	201
After-tax gains/(losses) recognized in income on cash flow hedges	71	(2)
After-tax gains/(losses) representing the net change in derivative cash flow hedges fair value	(8)	83
Unrealized gains/(losses) on AFS securities [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	2,498	2,032
Cumulative effect of change in accounting principle		(129)
Net change	(251)	796
Ending Balance	2,247	2,699
Translation adjustments, net of hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	253	(16)
Cumulative effect of change in accounting principle		0
Net change	24	31
Ending Balance	277	15
Cash flow hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	206	181
Cumulative effect of change in accounting principle		0
Net change	(79)	85
Ending Balance	127	266
Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(1,956)	(2,288)
Cumulative effect of change in accounting principle		0
Net change	17	69
Ending Balance	(1,939)	(2,219)
Accumulated other comprehensive income/(loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		(129)
Net change	(289)	981
Variable Interest Entity, Primary Beneficiary [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		$ 129